River Financial Corporation (Parent Company Only) Financial Information - Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Condensed Cash Flow Statements Captions [Line Items]
Net income	$ 2,720	$ 2,265	$ 5,369	$ 4,524	$ 8,506	$ 8,295
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income tax			(384)	(520)	(684)	1,159
(Increase) decrease in operating assets and (decrease) increase in operating liabilities:
Other assets			(3,943)	(528)	60	52
Net cash from operating activities			1,327	2,401	12,543	13,960
Cash Flows used for investing activities:
Net cash received in acquisition					22,227
Payments to Peoples Southern Bank shareholders					(24,497)
Net cash used for investing activities			(24,845)	(14,041)	(44,607)	(45,540)
Cash flow from financing activities:
Proceeds from note payable					27,000
Payments on note payable			(1,575)	(536)	(5,394)	(1,071)
Proceeds from exercise of common stock options and warrants			142	291	317	263
Proceeds from issuance of common stock					8,832	85
Purchase of treasury stock			(283)	(32)	(146)	(579)
Sale of treasury stock			277	225	430	281
Cash dividends			(1,882)	(1,433)	(1,434)	(1,272)
Net cash from financing activities			34,516	29,778	64,013	4,639
Net Change In Cash And Cash Equivalents			10,998	18,138	31,949	(26,941)
Cash and Cash Equivalents At Beginning Of Period			47,507	15,558	15,558	42,499
Cash and Cash Equivalents At End Of Period	$ 58,505	$ 33,696	58,505	33,696	47,507	15,558
River Financial Corporation
Condensed Cash Flow Statements Captions [Line Items]
Net income					8,506	8,295
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of River Bank & Trust					(5,581)	(6,286)
Deferred income tax					5	7
(Increase) decrease in operating assets and (decrease) increase in operating liabilities:
Other assets					(89)	26
Accrued expenses and other liabilities					321	5
Net cash from operating activities					3,162	2,047
Cash Flows used for investing activities:
Net cash received in acquisition					241
Payments to Peoples Southern Bank shareholders					(24,497)
Net cash used for investing activities					(24,256)
Cash flow from financing activities:
Proceeds from note payable					27,000
Payments on note payable					(5,394)	(1,071)
Proceeds from exercise of common stock options and warrants					317	263
Proceeds from issuance of common stock					8,832	85
Purchase of treasury stock					(146)	(579)
Sale of treasury stock					430	281
Cash dividends					(1,434)	(1,272)
Net cash from financing activities					29,605	(2,293)
Net Change In Cash And Cash Equivalents					8,511	(246)
Cash and Cash Equivalents At Beginning Of Period			$ 10,130	$ 1,619	1,619	1,865
Cash and Cash Equivalents At End Of Period					$ 10,130	$ 1,619